CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021
Statement of Comprehensive Income [Abstract]
Revenue	$ 32,982,976	$ 33,466,063
Cost of sales	14,172,991	15,418,717
Gross Profit	18,809,985	18,047,346
Selling, general and administrative expense	9,055,174	8,807,399
Income from operations	9,754,811	9,239,947
Interest expense	(1,077,068)	(3,931,570)
Accretion expense	(230,462)	(1,220,896)
Other income	108,470	35,275
Gain (loss) on change in fair value of derivative liabilities	8,576,290	(5,756,195)
Net income (loss) from continuing operations before income taxes	17,132,041	(1,633,439)
Income tax expense	(3,973,246)	(2,968,133)
Net income (loss) from continuing operations after income taxes	13,158,795	(4,601,572)
Net loss from discontinued operations after income taxes	(2,242,644)	(3,228,056)
NET INCOME (LOSS)	10,916,151	(7,829,628)
Other comprehensive loss
Cumulative translation adjustment	(766,841)	(613,609)
COMPREHENSIVE INCOME (LOSS)	$ 10,149,310	$ (8,443,237)
Basic income (loss) per share from continuing operations	$ 0.11	$ (0.04)
Diluted income (loss) per share from continuing operations	0.11	(0.04)
Basic loss per share from discontinued operations	(0.02)	(0.03)
Diluted loss per share from discontinued operations	(0.02)	(0.03)
Basic income (loss) per share	0.09	(0.07)
Diluted income (loss) per share	$ 0.09	$ (0.07)
Weighted average number of common shares outstanding - basic	118,308,584	104,841,540
Weighted average number of common shares outstanding - diluted	121,141,677	104,841,540